3 - Marketable Debt Securities	12 Months Ended
Dec. 31, 2014
Notes
3 - Marketable Debt Securities

3.        MARKETABLE DEBT SECURITIES

           Debt securities available for sale are carried at estimated fair market value.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimted Fair Value
December 31, 2014

Obligations of states and
political subdivisions	$ 127,901,002	$ 4,885,012	$ (357,928)	$ 132,428,086
Corporate securities	130,316	288,671	--	418,987
	$ 128,031,318	$ 5,173,683	$ (357,928)	$ 132,847,073

December 31, 2013

Obligations of states and
political subdivisions	$ 109,412,622	$ 1,241,209	$ (5,025,281)	$ 105,628,550
Corporate securities	130,316	302,718	--	433,034
	$ 109,542,938	$ 1,543,927	$ (5,025,281)	$ 106,061,584

                Debt securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2014

Obligations of states and
political subdivisions	$ 22,762,252	$ 489,958	$ (122,589)	$ 23,129,621
December 31, 2013
Obligations of states and
political subdivisions	$ 29,777,456	$ 562,993	$ (170,575)	$ 30,169,874

             The amortized cost and estimated fair values of marketable debt securities at December 31, 2014, by contractual maturity, are shown below:

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less ......................	$ 6,246,894	$ 6,627,167	$ 1,605,206	$ 1,611,393
Due after one year through five years .	19,511,899	19,966,948	9,835,978	10,096,376
Due after five years through ten years	16,481,918	16,790,538	11,321,068	11,421,851
Due after ten years ............................	85,790,606	89,462,419	--	--
	$ 128,031,317	$ 132,847,072	$ 22,762,252	$ 23,129,620

           The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2014:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions .....	$ 6,047,595	$ (115,227)	$ 12,257,317	$ (242,701)	$ 18,304,912	$ (357,928)

Held to Maturity:
Obligations of states and political subdivisions .....	1,970,828	(45,586)	1,387,733	(77,003)	3,358,561	(122,589)

Overall Total ...........................	$ 8,018,423	$ (160,813)	$ 13,645,050	$ (319,704)	$ 21,663,473	$ (480,517)

           The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2013:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions .....	$ 51,088,253	$ 3,354,098	$ 9,763,723	$ 1,671,183	$ 60,851,976	$ 5,025,281

Held to Maturity:
Obligations of states and political subdivisions .....	2,229,451	38,968	3,168,698	131,607	5,398,149	170,575

OverallTotal	$ 53,317,704	$ 3,393,066	$ 12,932,421	$ 1,802,790	$ 66,250,125	$ 5,195,856

           The previous two tables represent 32 investments and 112 investments held by the Company at December 31, 2014 and 2013, respectively, the majority of which were rated “A+” or higher.  The unrealized losses on the Company’s investments were the result of interest rate increases over the previous years.  Based on the credit ratings of these investments, along with the consideration of whether  the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, the Company did not consider the impairment of these investments to be other-than-temporary at December 31, 2014 or 2013.

           Proceeds from sales of securities during 2014 were $0.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2014 were $18,350,000.  Gross gains of $9 were realized from these redemptions.

           Proceeds from sales of securities during 2013 were $7,029,938.  Gross gains of $234,819 were realized on these sales.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2013 were $15,855,000.  Gross gains of $10 were realized from these redemptions.

           Proceeds from sales of securities during 2012 were $265,977.  Gross gains of $1,296 were realized on these sales.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2012 were $11,399,450.  Gross gains of $7,869 were realized from these redemptions.